Leases (Details) - Schedule of additional information related to our leases	Jun. 30, 2022	Dec. 31, 2021
Financing Lease [Member]
Leases (Details) - Schedule of additional information related to our leases [Line Items]
Weighted average remaining lease term (years)	3 years 10 months 6 days	1 year 2 months 19 days
Weighted average discount rate	5.92%	13.21%
Operating Lease [Member]
Leases (Details) - Schedule of additional information related to our leases [Line Items]
Weighted average remaining lease term (years)	1 year 6 months 18 days	4 years 6 months 3 days
Weighted average discount rate	10.12%	5.94%